UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     October 23, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $118,800 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRA HOLDINGS INC              COM             02208R106     5583   334925 SH       SOLE                   324925        0    10000
AMERICAN INDEPENDENCE CORP      COM NEW         026760405     1688   165656 SH       SOLE                   165656        0        0
ASSISTED LIVING CONCPT NEV N    CL A            04544X102     5025   549800 SH       SOLE                   535600        0    14200
B & G FOODS INC NEW             CL A            05508R106     1613   126000 SH       SOLE                   126000        0        0
BROADRIDGE FINL SOLUTIONS IN    COM             11133T103     9266   488991 SH       SOLE                   476891        0    12100
CPI INTERNATIONAL INC           COM             12618M100     3512   184726 SH       SOLE                   178533        0     6193
DOMTAR CORP                     COM             257559104     3170   386610 SH       SOLE                   376310        0    10300
DTS INC                         COM             23335C101     4085   134522 SH       SOLE                   131122        0     3400
DUFF & PHELPS CORP             Common           26433B107      991    54000 SH       SOLE                    54000        0        0
EMERITUS CORP                   COM             291005106     5896   217563 SH       SOLE                   213663        0     3900
EXCEL TECHNOLOGY INC            COM             30067T103     2614   104752 SH       SOLE                   104752        0        0
FIVE STAR QUALITY CARE INC      COM             33832D106     1874   228000 SH       SOLE                   228000        0        0
FLOWSERVE CORP                  COM             34354P105     4332    56860 SH       SOLE                    55260        0     1600
FREEDOM ACQUISITION HLDGS IN    UNIT 12/28/2011 35645F202     3033   213000 SH       SOLE                   201400        0    11600
GATEHOUSE MEDIA INC             COM             367348109     1275   100000 SH       SOLE                   100000        0        0
HARDINGE INC                    COM             412324303      573    16459 SH       SOLE                    14159        0     2300
HAYNES INTERNATIONAL INC        COM NEW         420877201     3714    43500 SH       SOLE                    41850        0     1650
INDEPENDENCE HLDG CO NEW        COM NEW         453440307     2028    99511 SH       SOLE                    99511        0        0
PHI INC                         COM NON VTG     69336T205     4325   143497 SH       SOLE                   140797        0     2700
REIS INC                        COM             75936P105      495    66709 SH       SOLE                    66709        0        0
SALLY BEAUTY HLDGS INC          COM             79546E104     2362   279512 SH       SOLE                   273512        0     6000
SAPIENT CORP                    COM             803062108     2825   421000 SH       SOLE                   421000        0        0
SMART BALANCE INC               COM             83169Y108    10574   856900 SH       SOLE                   836100        0    20800
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A        848574109     6694   171900 SH       SOLE                   166900        0     5000
STANLEY INC                     COM             854532108     9811   356100 SH       SOLE                   342100        0    14000
TRAVELCENTERS OF AMERICA LLC    COM             894174101     2622    80437 SH       SOLE                    80437        0        0
VARIAN MED SYS INC              COM             92220P105     3888    92810 SH       SOLE                    89610        0     3200
WESTERN UN CO                   COM             959802109     7412   353481 SH       SOLE                   345081        0     8400
WYNDHAM WORLDWIDE CORP          COM             98310W108     7520   229533 SH       SOLE                   223833        0     5700